CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 31,775	¥ 199,309	¥ 143,736
Short-term investments	970	6,086	3,011
Restricted cash and escrow receivables	545	3,417	2,655
Investment securities	768	4,815	4,054
Prepayments, receivables and other assets	6,891	43,228	28,408
Total current assets	40,949	256,855	181,864
Investment securities	6,089	38,192	31,452
Prepayments, receivables and other assets	2,694	16,897	8,703
Investments in equity investees	22,271	139,700	120,368
Property and equipment, net	10,600	66,489	20,206
Land use rights, net	1,495	9,377	4,691
Intangible assets, net	4,378	27,465	14,108
Goodwill	25,850	162,149	125,420
Total assets	114,326	717,124	506,812
Current liabilities:
Current bank borrowings	961	6,028	5,948
Current unsecured senior notes			8,949
Income tax payable	2,181	13,689	6,125
Escrow money payable	487	3,053	2,322
Accrued expenses, accounts payable and other liabilities	12,940	81,165	46,979
Merchant deposits	1,527	9,578	8,189
Deferred revenue and customer advances	3,555	22,297	15,052
Total current liabilities	21,651	135,810	93,564
Deferred revenue	158	993	641
Deferred tax liabilities	3,079	19,312	10,361
Non-current bank borrowings	5,445	34,153	30,959
Non-current unsecured senior notes	13,610	85,372	45,876
Other liabilities	327	2,045	1,290
Total liabilities	44,270	277,685	182,691
Commitments and contingencies
Mezzanine equity	478	3,001	2,992
Shareholders' equity:
Ordinary shares, US$0.000025 par value; 4,000,000,000 shares authorized as of March 31, 2017 and 2018; 2,529,364,189 and 2,571,929,843 shares issued and outstanding as of March 31, 2017 and 2018, respectively		1	1
Additional paid-in capital	29,775	186,764	164,585
Treasury shares, at cost	(356)	(2,233)	(2,823)
Restructuring reserve	(58)	(361)	(624)
Subscription receivables	(26)	(163)	(63)
Statutory reserves	698	4,378	4,080
Accumulated other comprehensive income
Cumulative translation adjustments	(573)	(3,594)	(3,618)
Unrealized gains on available-for-sale securities, interest rate swaps and others	1,383	8,677	8,703
Retained earnings	27,477	172,353	108,558
Total shareholders' equity	58,320	365,822	278,799
Noncontrolling interests	11,258	70,616	42,330
Total equity	69,578	436,438	321,129
Total liabilities, mezzanine equity and equity	$ 114,326	¥ 717,124	¥ 506,812